Employee benefits - Change in benefit obligation and fair value of plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amounts recognized in accumulated other comprehensive loss
Amounts recognized in AOCI attributable to Noncontrolling interests	$ (1)	$ 0	$ 0
Defined pension benefits
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	10,534
Fair value of plan assets at December 31	9,745	10,534
Amounts recognized in accumulated other comprehensive loss
Net actuarial (loss) gain	(2,628)	(2,321)	(2,237)
Prior service credit	74	99	108
Amount recognized in OCI and NCI	(2,554)	(2,222)	(2,129)
Taxes associated with amount recognized in OCI and NCI	535	503	487
Amount recognized in OCI and NCI, net of tax	(2,019)	(1,719)	(1,642)
Defined pension benefits | Switzerland
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligations at January 1	4,055	3,708
Service cost	92	106	133
Interest cost	30	41	46
Contributions by plan participants	69	70
Benefit payments	(239)	(245)
Benefit obligations of businesses acquired (divested)	10	56
Actuarial (gain) loss	6	127
Plan amendments and other	(4)	23
Exchange rate differences	(26)	169
Benefit obligation at December 31	3,993	4,055	3,708
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	4,020	3,682
Actual return on plan assets	(41)	207
Contributions by employer	89	90
Contributions by plan participants	69	70
Benefit payments	(239)	(245)
Plan assets of businesses acquired (divested)	7	52
Plan amendments and other		(3)
Exchange rate differences	(26)	167
Fair value of plan assets at December 31	3,879	4,020	3,682
Funded status-underfunded	(114)	(35)
Defined pension benefits | International
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligations at January 1	7,892	7,188
Service cost	122	122	116
Interest cost	198	208	234
Contributions by plan participants	16	12
Benefit payments	(318)	(345)
Benefit obligations of businesses acquired (divested)	60	8
Actuarial (gain) loss	(92)	101
Plan amendments and other	(119)	(45)
Exchange rate differences	(330)	643
Benefit obligation at December 31	7,429	7,892	7,188
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	6,514	5,811
Actual return on plan assets	(184)	437
Contributions by employer	152	139
Contributions by plan participants	16	12
Benefit payments	(318)	(345)
Plan assets of businesses acquired (divested)	39
Plan amendments and other	(94)	(47)
Exchange rate differences	(259)	507
Fair value of plan assets at December 31	5,866	6,514	5,811
Funded status-underfunded	(1,563)	(1,378)
Other postretirement benefits
Amounts recognized in accumulated other comprehensive loss
Net actuarial (loss) gain	30	20	10
Prior service credit	23	27	31
Amount recognized in OCI and NCI	53	47	41
Amount recognized in OCI and NCI, net of tax	53	47	41
Other postretirement benefits | International
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligations at January 1	132	147
Service cost	1	1	1
Interest cost	4	5	6
Benefit payments	(11)	(11)
Benefit obligations of businesses acquired (divested)	8
Actuarial (gain) loss	(12)	(11)
Plan amendments and other		(1)
Exchange rate differences	(2)	2
Benefit obligation at December 31	120	132	$ 147
Defined Benefit Plan, Change in Fair Value of Plan Assets
Contributions by employer	11	11
Benefit payments	(11)	(11)
Funded status-underfunded	$ (120)	$ (132)